Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Long-term Investments
Schedule of long-term investments

The following is a summary of long-term investments (in thousands):

	December 31,	December 31,
	2023	2024
	RMB	RMB
Investments in equity method investees	6,109,240	6,406,167
Equity investments with readily determinable fair values	3,107,266	2,375,785
Equity investments without readily determinable fair values	12,021,518	11,104,510
Other investments	545,163	319,894
	21,783,187	20,206,356